UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico               New York, NY              11/14/07
------------------               ------------              --------
   [Signature]                    [City, State]            [Date]

/s/ Ellen H. Adams               New York, NY              11/14/07
------------------               ------------              --------
   [Signature]                    [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                 TITLE                    VALUE    SHRS/    SH/ PUT/ INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP     (X$1,000)  PRN AMT  PRN CALL DISCRETION    MANAGERS    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC NEW             COM           004930202     12,562   581,835 SH       SOLE          N/A        581,835
AMERICAN TOWER CORP            CL A          029912201     13,983   321,142 SH       SOLE          N/A        321,142
APPLE INC                      COM           037833100     38,955   253,825 SH       SOLE          N/A        253,825
BANK OF NEW YORK MELLON CORP   COM           064058100        352     7,970 SH       SOLE          N/A          7,970
BOEING CO                      COM           097023105     32,576   310,277 SH       SOLE          N/A        310,277
CELGENE CORP                   COM           151020104     20,563   288,359 SH       SOLE          N/A        288,359
CIENA CORP                     COM NEW       171779309     32,478   852,886 SH       SOLE          N/A        852,886
CISCO SYS INC                  COM           17275R102     23,012   694,586 SH       SOLE          N/A        694,586
COMMSCOPE INC                  COM           203372107     19,593   389,981 SH       SOLE          N/A        389,981
CORNING INC                    COM           219350105     21,463   870,727 SH       SOLE          N/A        870,727
CROWN CASTLE INTL CORP         COM           228227104     26,598   654,650 SH       SOLE          N/A        654,650
ELECTRONIC ARTS INC            COM           285512109     10,414   186,000 SH       SOLE          N/A        186,000
EQUINIX INC                    COM NEW       29444U502     49,430   557,331 SH       SOLE          N/A        557,331
FOSTER WHEELER LTD             SHS NEW       G36535139     26,922   205,072 SH       SOLE          N/A        205,072
FREEPORT-MCMORAN COPPER & GOLD COM           35671D857      7,148    68,151 SH       SOLE          N/A         68,151
GAMESTOP CORP NEW              CL A          36467W109     22,673   402,357 SH       SOLE          N/A        402,357
GEN-PROBE INC NEW              COM           36866T103     10,333   155,200 SH       SOLE          N/A        155,200
GOOGLE INC                     CL A          38259P508     28,332    49,944 SH       SOLE          N/A         49,944
KLA-TENCOR CORP                COM           482480100     28,004   502,037 SH       SOLE          N/A        502,037
LAM RESEARCH CORP              COM           512807108     38,592   724,598 SH       SOLE          N/A        724,598
MEMC ELECTR MATLS INC          COM           552715104     16,253   276,124 SH       SOLE          N/A        276,124
MIRANT CORP NEW                COM           60467R100     23,794   584,907 SH       SOLE          N/A        584,907
NOKIA CORP                     SPONSORED ADR 654902204     36,152   953,129 SH       SOLE          N/A        953,129
NVIDIA CORP                    COM           67066G104     16,161   445,950 SH       SOLE          N/A        445,950
PETROHAWK ENERGY CORP          COM           716495106     10,656   648,971 SH       SOLE          N/A        648,971
QUALCOMM INC                   COM           747525103     31,103   735,986 SH       SOLE          N/A        735,986
RESEARCH IN MOTION LTD         COM           760975102     37,328   378,773 SH       SOLE          N/A        378,773
SANDISK CORP                   COM           80004C101     14,795   268,507 SH       SOLE          N/A        268,507
SAVVIS INC                     COM NEW       805423308     39,591 1,020,117 SH       SOLE          N/A      1,020,117
SEMITOOL INC                   COM           816909105      2,538   261,689 SH       SOLE          N/A        261,689
SIRIUS SATELLITE RADIO INC     COM           82966U103      6,926 1,984,500 SH       SOLE          N/A      1,984,500
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A      848574109     23,116   593,623 SH       SOLE          N/A        593,623
SYCAMORE NETWORKS INC          COM           871206108      3,442   845,600 SH       SOLE          N/A        845,600
SYNAPTICS INC                  COM           87157D109     11,768   246,400 SH       SOLE          N/A        246,400
TIME WARNER TELECOM INC        CL A          887319101     32,117 1,461,836 SH       SOLE          N/A      1,461,836
UAL CORP                       COM NEW       902549807      1,799    38,660 SH       SOLE          N/A         38,660
VARIAN SEMICONDUCTOR EQUIPMN   COM           922207105     21,764   406,650 SH       SOLE          N/A        406,650

                            37                            793,282


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         37

Form 13F Information Table Value Total:         793,282
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE